Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Statement of Compliance
(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) under the historical cost convention, except for cash and cash equivalents, available-for-sale investments and derivatives which are measured at fair value. IFRS comprise IFRS, International Accounting Standards (“IAS”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”) and the former Standing Interpretations Committee (“SIC”). These consolidated financial statements were authorized for issuance by the Board of Directors on March 7, 2018.

Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries (its “subsidiaries”) (together the “Company”).

(i)Subsidiaries

These consolidated financial statements include the accounts of Franco-Nevada and its subsidiaries. All intercompany accounts, transactions, income and expenses, and profits or losses have been eliminated on consolidation. The Company consolidates subsidiaries where it has the ability to exercise control. Control of an investee is defined to exist when the Company is exposed to variable returns from its involvement in the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, it has all of the following: power over the investee (i.e. existing rights that give the Company the current ability to direct the relevant activities of the investee); exposure, or rights, to variable returns from its involvement with the investee; and the ability to use its power over the investee to affect its returns. Control is presumed to exist where the Company owns more than one half of the voting rights unless it can be demonstrated that ownership does not constitute control. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. The consolidated financial statements include all assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany transactions.

All subsidiaries of the Company and their geographic locations at December 31, 2017 were as follows:

Entity	Jurisdiction	Economic Interest
Franco-Nevada U.S. Corporation	Delaware	100%
Franco-Nevada GLW Holdings Corp.	British Columbia	100%
Franco-Nevada Mexico Corporation, S.A. de C.V.	Mexico	100%
Franco-Nevada Canada Holdings Corp.	Canada	100%
Franco-Nevada (Barbados) Corporation	Barbados	100%
Franco-Nevada Australia Pty Ltd.	Australia	100%
Franco-Nevada LRC Holdings Corp.	British Columbia	100%
Franco-Nevada Alberta Holdings ULC	Alberta	100%
Franco-Nevada U.S. Holding Corp.	Delaware	100%
Franco-Nevada Delaware LLC	Delaware	100%
Franco-Nevada Texas LP(1)	Texas	100%
Minera Global Copper Chile S.A.	Chile	100%
Franco-Nevada Alberta Corporation	Alberta	100%
FN Subco Inc.	British Columbia	100%
Franco-Nevada Idaho Corporation	Delaware	100%
FN Holdings ULC	Alberta	100%
[1]	Added during the year.

All the above entities are classified as subsidiaries of the Company. There are no significant restrictions on the Company’s ability to access or use assets or settle liabilities of its subsidiaries.

(ii)Joint arrangements

A joint arrangement is defined as an arrangement over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about relevant activities (being those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. There are two types of joint arrangement, joint operations (“JO”) and joint ventures (“JV”).

A JO is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. In relation to the Company’s interest in any JO, the Company would recognize its share of any assets, liabilities, revenues and expenses of the JO.

The Company participates in joint operations with respect to oil & gas working interests but does not have joint control.  A working interest is an ownership position in the oil & gas property and related operating assets, whereby the Company is liable for its proportionate share of gross costs of capital and operations based on information received from the operator. The Company’s share of the assets, liabilities, revenues and expenses of the joint operation are recognized in the statements of financial position and statements of income and comprehensive income (loss).

Business combinations
(a)	Business combinations

On the acquisition of a business, the acquisition method of accounting is used whereby the purchase consideration is allocated to the identifiable assets, liabilities and contingent liabilities (identifiable net assets) of the business on the basis of the fair value at the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, which period shall not exceed twelve months from the acquisition date and are adjusted to reflect the transaction as of the acquisition date.

The results of businesses acquired during the period are consolidated into the consolidated financial statements from the date on which control commences at the date of acquisition and taken out of the consolidated financial statements from the date on which control ceases.

When all or part of the purchase consideration is contingent on future events, the cost of the acquisition initially recorded includes an estimate of the fair value of the contingent liability amounts expected to be payable in the future. The cost of acquisition is adjusted when revised estimates are made, with corresponding adjustments made to the consolidated statement of income and comprehensive income (loss).

When a business is acquired in a number of stages, the cost of each stage is compared with the fair value of the identifiable net assets at the date of that purchase. When the cost of the acquisition exceeds the fair values of the identifiable net assets acquired, the difference is recorded as goodwill. If the fair value attributable to the Company’s share of the identifiable net assets exceeds the cost of acquisition, the difference is recognized as a gain in the consolidated statement of income and comprehensive income (loss).  Acquisition costs are expensed.

Currency translation
(a)	Currency translation

(i)Functional and presentation currency

The functional currency for each entity within the Franco-Nevada group is the currency of the primary economic environment in which it operates.

These consolidated financial statements are expressed in United States dollars, which is the functional currency of some of the subsidiaries. The parent Company’s functional currency is the Canadian dollar. The U.S. dollar is used as the presentation currency of the Company to ensure comparability with the Company’s peers. References herein to C$ are to Canadian dollars.

(ii)Foreign currency transactions and balances

Foreign currency transactions are translated into the functional currency of the respective subsidiary, using the exchange rate prevailing at the dates of the transaction (spot exchange rates). Foreign exchange gains and losses resulting from the settlement of such transactions and the re-measurement of monetary items and available-for-sale securities at the date of the consolidated statements of financial position are recognized in net income. Non-monetary items measured at historical cost are translated into the functional currency using the exchange rate at the date of the transaction.

The results and financial position of the subsidiaries that have a functional currency different from the presentation currency are translated into U.S. dollars, the group’s presentation currency, as follows:

•	assets and liabilities for each subsidiary are translated at the closing exchange rate at the date of the balance sheet;
•	income and expenses for each subsidiary are translated at the average exchange rates during the period; and
•	all resulting exchange differences are charged/credited to the currency translation adjustment in other comprehensive income (loss).

Royalty, stream and working interests
(a)	Royalty, stream and working interests

Royalty, stream and working interests consist of acquired royalty interests, stream metal purchase agreements, and working interests in producing, advanced/development and exploration stage properties. Royalty, stream and working interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses. The cost of royalty, stream and working interests is determined by reference to the cost model under IAS 16 Property, Plant and Equipment. The major categories of the Company’s interests are producing, advanced and exploration. Producing assets are those that have generated revenue from steady-state operations for the Company or are expected to in the next year. Advanced assets are interests on projects which are not yet producing, but where in management’s view, the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.  Exploration assets represent interests on projects where technical feasibility and commercial viability of extracting a mineral resource are not demonstrable.  Royalty, stream and working interests for producing and advanced assets are recorded at cost and capitalized in accordance with IAS 16, while exploration assets are recorded and capitalized in accordance with IFRS 6 Exploration for and Evaluation of Mineral Resources.

Management uses the following criteria in its assessment of technical feasibility and commercial viability:

(i)

Geology: there is a known mineral deposit which contains mineral reserves or resources; or the project is adjacent to a mineral deposit that is already being mined or developed and there is sufficient geologic certainty of converting the deposit into mineral reserves or resources.

(ii)

Accessibility and authorization: there are no significant unresolved issues impacting the accessibility and authorization to develop or mine the mineral deposit, and social, environmental and governmental permits and approvals to develop or mine the mineral deposit appear obtainable.

Producing mineral royalty and stream interests are depleted using the units-of-production method over the life of the property to which the interest relates. The life of the property is estimated using life of mine models specifically associated with the mineral royalty or stream properties which include proven and probable reserves and may include a portion of resources expected to be converted into reserves. Where life of mine models are not available, the Company uses publicly available statements of reserves and resources for the mineral royalty or stream properties to estimate the life of the property and portion of resources that the Company expects to be converted into reserves. Where life of mine models and publicly available reserve and resource statements are not available, depletion is based on the Company’s best estimate of the ounces to be produced and delivered under the contract. The Company relies on information available to it under contracts with operators and/or public disclosures for information on reserves and resources from the operators of the producing mineral and stream interests.

Producing oil & gas interests are depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available estimated proved and probable reserves specifically associated with the oil & gas properties. For oil & gas interests, management engages previous reserve reports prepared by independent petroleum consultants engaged by the Company or engages other qualified parties.

On acquisition of a producing royalty, stream or working interest, an allocation of its fair value is attributed to the exploration potential of the interest. The estimated fair value of this acquired exploration potential is recorded as an asset (non-depreciable interest) on the acquisition date. Updated reserve and resource information obtained from the operators of the royalty, stream or working interest properties is used to determine the amount to be converted from non-depreciable interest to depreciable interest. If the cost of a royalty, stream or working interest includes contingent consideration, the contingent consideration is measured at fair value on the date of acquisition and included in the cost of the interest. Any changes in the fair value of the contingent consideration subsequent to the acquisition date are recorded against the cost of the interest acquired.

Royalty, stream and working interests for advanced and exploration assets are recorded at cost and capitalized in accordance with IFRS 6 Exploration for and Evaluation of Mineral Resources. Acquisition costs of advanced and exploration stage royalty, stream and working interests are capitalized and are not depleted until such time as revenue-generating activities begin. The Company may receive advanced minimum payments prior to the commencement of production on some of its interests. In these circumstances, the Company would record depletion expense as described above, up to a maximum of the total of the advanced minimum payment received.

Working interest in oil and gas properties
(a)	Working interests in oil & gas properties

Acquired oil & gas working interests are accounted for at cost and capitalized as tangible assets of developing or operating properties, or in accordance with IFRS 6 for exploration properties. For each oil & gas property on which the Company has a working interest, the Company bears its proportionate share of the gross costs of capital and operations based on information received from the operator. Such capital costs are capitalized to oil & gas well equipment which is a component of other assets on the statement of financial position.

Capitalized costs, other than those related to oil & gas well equipment, are depreciated when the asset is available for its intended use on a units-of-production basis, whereby the denominator is the proved and probable reserves associated with the oil & gas properties. For oil & gas well equipment, capitalized costs are depreciated by application of a 25% declining balance method.

Impairment of non-financial assets
(a)	Impairment of non-financial assets

Producing and advanced mineral, stream and oil & gas interests are reviewed for impairment if there is any indication that the carrying amount may not be recoverable. Impairment is assessed at the level of cash-generating units (“CGUs”) which, in accordance with IAS 36 Impairment of Assets, are identified as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets. This is usually at the individual royalty, stream, oil & gas or working interest level for each property from which cash inflows are generated.

An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of fair value less costs of disposal (“FVLCD”) and value-in-use (“VIU”). The future cash flow expected is derived using estimates of proven and probable reserves, a portion of resources that is expected to be converted into reserves and information regarding the mineral, stream and oil & gas properties, respectively, that could affect the future recoverability of the Company’s interests. Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount which may include an estimate of (i) net present value of estimated future cash flows; (ii) dollar value per ounce or pound of reserve/resource; (iii) cash-flow multiples; and/or (iv) market capitalization of comparable assets.  Impairment losses are charged to the mineral, stream or oil & gas interest or working interest and any associated oil & gas well equipment in the case of working interests. Assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the conditions that gave rise to the recognition of an impairment loss are subsequently reversed and the asset’s recoverable amount exceeds its carrying amount. Impairment losses can be reversed only to the extent that the recoverable amount does not exceed the carrying value that would have been determined had no impairment been recognized previously.

Gold bullion, prepaid gold and prepaid expenses are similarly assessed for impairment whenever indicators of impairment exist in accordance with IAS 36. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of FVLCD and VIU.

Mineral and oil & gas interests classified as exploration are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of FVLCD and VIU. An interest that has previously been classified as exploration is also assessed for impairment before reclassification to either advanced or producing, and the impairment loss, if any, is recognized in net income.

Financial instruments
(a)	Financial instruments

Financial assets and financial liabilities are recognized on the Company’s statement of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company’s financial instruments consist of cash and cash equivalents, receivables, accounts payables, accrued liabilities, debt, and investments, including equity investments, loans receivable, warrants and term deposits. Financial instruments are recognized initially at fair value.

(i)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, deposits held with banks and other short-term highly liquid investments with original maturities of three months or less.  Cash and cash equivalents are classified as available-for-sale and measured at fair value.

(ii)Receivables

Receivables, other than those related to agreements with provisional pricing mechanisms, are classified as loans and receivables and are initially recorded at fair value of the amount expected to be received and subsequently measured at amortized cost less any provision for impairment.

Individual receivables are considered for recoverability when they are past due or when other objective evidence is received that a specific counterparty will default. Impairments for receivables are presented in the consolidated statement of income and comprehensive income (loss).

(iii)Investments

Investments comprise equity interests in publicly-traded and privately-held entities, marketable securities with original maturities at the date of the purchase of more than three months and a loan receivable.

Available-for-sale investments are recognized initially at fair value plus transaction costs. Subsequent to initial recognition, available-for-sale investments are measured at fair value and changes in the fair value are recognized directly in other comprehensive income (loss), except for impairment losses, which are recognized in net income in the consolidated statement of income and comprehensive income (loss). When an available-for-sale investment is sold or impaired, the accumulated gains or losses are reversed from accumulated other comprehensive income (loss) and included in other income (expense) or impairment of investments in the statement of income and comprehensive income (loss).

Where the Company holds an investment in a privately-held entity for which there is no active market and for which there is no reliable estimate of fair value, the investment is carried at cost less any provision for impairment.

Translation differences on equity securities classified as available-for-sale, are included in other comprehensive income (loss).

Derivative investments, such as warrants and receivables related to agreements with provisional pricing mechanisms, are classified as fair value through profit and loss and are recognized initially at fair value. Subsequent to initial recognition, derivatives are measured at fair value. Changes in the fair value of receivables related to agreements with provisional pricing mechanisms are recognized in revenue in the statement of income and other comprehensive income (loss).  Changes in fair value of warrants are recognized as other income (expenses) in the statement of income and comprehensive income (loss).

Loans receivable are classified as loans and receivables because they have fixed or determinable payments and are not quoted in an active market. Loans are measured at amortised cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate method and presented as finance income in the statement of income and comprehensive income (loss).

(iv)Financial liabilities

Financial liabilities, including accounts payable, accrued liabilities and debt, are classified as other financial liabilities at amortized cost using the effective interest method.

(v)Impairment of financial assets

The Company assesses at each reporting date whether there is any objective evidence that a financial asset or a group of financial assets is impaired. Financial assets are considered to be impaired if objective evidence indicates that a change in the market, economic or legal environment in which the Company invested has had a negative effect on the estimated future cash flows of that asset. For equity securities classified as available-for-sale, a significant or prolonged decline in fair value of the security below its cost is also evidence that the assets may be impaired. If such evidence exists for available-for-sale financial assets, the cumulative loss, measured as the difference between the acquisition cost and the current fair value, is removed from accumulated other comprehensive income (loss) and recognized as an impairment on investments in net income in the statement of income and other comprehensive income (loss). An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate.

Impairment losses are recognized in net income. For financial assets measured at amortized cost, any reversal of impairment is recognized in net income in subsequent periods if the fair value of the financial assets increase and the increase can be objectively related to an event occurring after the impairment loss was recognized in net income. If the value of the previously impaired available-for-sale equity investment subsequently recovers, additional unrealized gains are recorded in other comprehensive income (loss) and the previously recorded impairment losses are not reversed.

Revenue recognition
(a)	Revenue recognition

Revenue comprises revenue earned in the period from royalty, stream and working interests and dividend income. Revenue is measured at fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty, stream and/or working interest agreements. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

For royalty interests, revenue recognition generally occurs in the month of production from the royalty property. For stream and working interests, relevant commodities received from the stream or working interest operators are sold to the Company’s third party customers. Revenue from these sales is recognized when title and risks of the delivered commodity are passed on to the Company’s third party customers.

Under the terms of certain revenue stream agreements and concentrate sales contracts with independent smelting companies, sales prices are provisionally set on a specified future date after shipment based on market prices. Revenue is recorded under these contracts at the time of shipment, which is also when the risk and rewards of ownership pass to the smelting companies, using forward commodity prices on the expected date that final sales prices will be fixed. Variations between the price recorded at the shipment date and the actual final price set under the smelting contracts are caused by changes in market commodity prices, and result in an embedded derivative in the receivable. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of stream revenue.

(b)	Gold and silver sales

Gold and silver, including gold and silver received under stream agreements, is sold primarily in the spot market. The sales price is fixed at the delivery date based on the gold or silver spot prices. The Company records the sales when title and risks of the delivered commodity are passed on to the Company’s third party customers.

(c)	Oil & gas sales

Revenue from the sale of crude oil, natural gas and natural gas liquids is recorded at the time it enters the pipeline system, which is also when risks and rewards of ownership are transferred. At the time of delivery of oil & gas, revenues are determined based upon contracts by reference to monthly market commodity prices plus certain price adjustments. Price adjustments include product quality and transportation adjustments and market differentials.

Cost of sales
(a)	Costs of sales

Costs of sales includes various mineral and oil & gas production taxes that are recognized with the related revenues and the Company’s share of the gross operating costs for the working interests in the oil & gas properties.

For stream agreements, the Company purchases gold and/or silver for a cash payment of the lesser of a set contractual price, subject to annual inflationary adjustments, and the prevailing market price per ounce of gold and/or silver when purchased. Under certain stream agreements, the Company purchases gold and/or silver for a cash payment that is a fixed percentage of the prevailing market price per ounce of gold and/or silver when purchased.

In certain instances, the Company purchases a fixed amount of gold by providing an initial deposit. The initial deposit is recorded as a prepaid gold asset and classified within current prepaid expenses and other assets or non-current other assets dependent on whether delivery will occur within 12 months of the reporting date. When gold is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the gold is recorded as a cost of sale.

Income taxes
(a)	Income taxes

The income tax expense or recovery represents the sum of current and deferred income taxes.

Current income tax payable is based on taxable profit for the year. Taxable profit differs from net income as reported in the consolidated statement of income and other comprehensive income (loss) because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated by using tax rates and laws that have been enacted or substantively enacted at the statement of financial position date.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the statement of financial position liability method. Deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary differences arise from initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax is calculated at the tax rates that are enacted or substantively enacted at the statement of financial position date and are expected to apply to the period when the deferred tax asset is realized or the liability is settled. Deferred tax is charged or credited in the consolidated statement of income and other comprehensive income (loss), except when it relates to items credited or charged directly to equity, in which case the deferred tax is also accounted for within equity.

Stock options
(a)	Stock options

The Company may issue equity-settled share-based payments to directors, officers, employees and consultants under the terms of its share compensation plan. Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the date of grant of equity-settled share-based payments is expensed over the expected service period with a corresponding entry to contributed surplus and is based on the Company’s estimate of shares that will ultimately vest.

Fair value is measured by use of the Black-Scholes option pricing valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effect of non-transferability, exercise restrictions and behavioural considerations. Expected volatility is estimated by considering historic average share price volatility. Any consideration paid or received upon the exercise of the stock options or purchase of shares is credited to share capital.

Deferred share units
(a)	Deferred share units

Non-executive directors may choose to convert their directors’ fees into deferred share units (“DSUs”) under the terms of the Company’s deferred share unit plan (the “DSU Plan”). Directors must elect to convert their fees prior to January 1 in each year. The Company may also award DSUs to non-executive directors under the DSU Plan as compensation. When dividends are declared by the Company, directors are also credited with dividend equivalents in the form of additional DSUs based on the number of vested DSUs each director holds on the record date for the payment of a dividend. The fair value of DSUs at the time of conversion or award, as applicable, is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of conversion or award, as applicable. The fair value of the DSUs, which are settled in cash, is recognized as a share-based compensation expense with a corresponding increase in liabilities, over the service period. The fair value of the DSUs is marked to the quoted market price of the Company’s common shares at each reporting date with a corresponding change in the consolidated statement of income and comprehensive income (loss).

Restricted share units
(a)	Restricted share units

The Company may grant restricted share units to officers and employees under the terms of its share compensation plan. The Company plans to settle every restricted share unit with one common share of the parent company. The Company recognizes the fair value of the restricted share units as share-based compensation expense which is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of issuance. The amount recognized reflects the number of awards for which the related service and non-market performance conditions associated with these awards are expected to be met. The Company expenses the fair value of the restricted share units over the applicable service period, with a corresponding increase in contributed surplus. For performance vesting conditions, the grant date fair value of the restricted share unit is measured to reflect such conditions and this estimate is not updated between expected and actual outcomes.

Segment reporting
(a)	Segment reporting

The Company manages its business under a single operating segment, consisting of resource sector royalty/stream acquisitions and management activities. All of the Company’s assets and revenues are attributable to this single operating segment.

The operating segment is reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”) who fulfills the role of the chief operating decision-maker. The CEO is responsible for allocating resources and assessing performance of the Company’s operating segment.

Earnings per share
(a)	Earnings per share

Basic earnings per share is computed by dividing the net income or loss by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflects the effect of all potentially dilutive common share equivalents, which includes dilutive share options and restricted share units granted to employees and warrants computed using the treasury stock method.

New and Amended Accounting Standards

New and Amended Standards Adopted by the Company

The following standard was effective and implemented for the annual period as of January 1, 2017.

IAS 12 Income Taxes

IAS 12 Income Taxes provides guidance on the recognition of deferred tax assets. In January 2016, the IASB issued amendments to clarify the requirements for recognizing deferred tax assets on unrealized losses. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset’s tax base. They also clarify certain other aspects of accounting for deferred tax assets. The amendments are effective for annual periods beginning on or after January 1, 2017. The Company has adopted the amendments to IAS 12 in its financial statements for the annual period beginning on January 1, 2017. The adoption of the amendments did not have a material impact on the consolidated financial statements.

IFRS Interpretations Committee on interest and penalties related to income taxes

In September 2017, the IFRS Interpretation Committee (IC) issued an agenda decision on interest and penalties related to income taxes. The agenda decision clarifies that if an entity considers that a particular amount payable or receivable for interest and penalties is an income tax, IAS 12 Income Taxes is applied to that amount. If an entity does not apply IAS 12 to an amount payable or receivable for interest and penalties, it applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets to that amount. The agenda decision was effective immediately and did not have a material impact on the consolidated financial statements.

New Accounting Standards Issued But Not Yet Effective

IFRS 9 Financial Instruments

On July 24, 2014, the IASB published the final version IFRS 9 Financial Instruments which brings together the classification, measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes a loss impairment model, amends the classification and measurement model for financial assets by adding a new fair value through comprehensive income category for certain debt instruments and provides additional guidance on how to apply the business model and contractual cash flow characteristics test. This final version of IFRS 9 supersedes all previous versions of IFRS 9 and is effective for periods beginning on or after January 1, 2018. The Company has assessed the impact of IFRS 9 on the consolidated financial statements. The Company has completed its assessment of the impact of IFRS 9 and expects the following impacts upon adoption:

•

The Company will make an irrevocable election available under IFRS 9 to continue to measure it’s currently held long-term investment in equity securities at fair value through other comprehensive income (“OCI”).  This election is available on an instrument-by-instrument basis.  Under the new standard, all changes in the fair value will be recognized permanently in OCI with no subsequent transfer into earnings (loss), including upon derecognition.  On adoption of IFRS 9, the Company expects to make an insignificant adjustment to opening retained earnings with a corresponding adjustment to accumulated other comprehensive income to retroactively adjust for historical gains (losses) previously recognized through earnings (loss).  The new classification and measurement requirements under IFRS 9 are not expected to have a material impact on the Company’s other financial assets and financial liabilities.

•

Under IAS 39, investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured can currently be measured at cost. This cost exemption is not available under IFRS 9. The Company holds one equity investment at cost, with a carrying value of $4.1 million as at December 31, 2017.  The Company has assessed the fair value of the instrument based on valuation techniques that include inputs that are not based on observable market data.  The fair value approximates the carrying value of the instrument as of the date adoption and as such the Company has concluded no adjustment is required.  However, the previous impairment of this investment that was recorded in 2013 amounting to $24.2 million will be reclassified from deficit to other comprehensive loss upon adoption.

•

IFRS 9 introduces a new expected credit loss model required to evaluate financial assets for impairment, rather than an incurred loss model currently being applied under IAS 39. The Company’s financial assets which are currently subject to credit risk include cash and cash equivalents, short-term investments, receivables and loan receivables. The Company holds one loan receivable from Noront Resources Ltd. The loan receivable is carried at amortized cost and has a carrying value of $30.1 million as at December 31, 2017.  The Company has assessed the expected credit losses on its financial assets as nominal.  The introduction of the new expected credit loss model required to evaluate financial assets for impairment does not have a significant impact on the Company’s financial assets.

IFRS 15 Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers. The new standard provides a comprehensive framework for recognition, measurement and disclosure of revenue from contracts with customers, excluding contracts within the scope of the standards on leases, insurance contracts and financial instruments. IFRS 15 becomes effective for annual periods beginning on or after January 1, 2018 and can be applied retrospectively or modified retrospectively with early adoption permitted. The Company has completed its assessment of the impact of IFRS 15, including a review of its material contracts for each of its material revenue categories, and does not expect the new standard to have a material impact on the consolidated financial statements. The Company will adopt IFRS 15 for the annual period beginning January 1, 2018 using the modified retrospective approach.

IFRIC 23 Uncertainty over Income Tax Treatments

In June 2017, the IFRS Interpretation Committee issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 Income Taxes are applied where there is uncertainty over income tax treatments. IFRIC 23 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively with early adoption permitted. The Company is in the process of assessing the impact of IFRIC 23 on the consolidated financial statements.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 Leases, which requires lessees to recognize assets and liabilities for most leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively with early adoption permitted, provided IFRS 15 has been applied or is applied at the same date as IFRS 16. The Company does not anticipate early adoption and is assessing the impact of adoption of this new standard on the consolidated financial statements.